Vessels, Port Terminals and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands		2 Months Ended	11 Months Ended	12 Months Ended
	Jan. 12, 2016	Feb. 28, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018	Jul. 31, 2018	Mar. 31, 2018	Jul. 13, 2017	Jun. 16, 2017
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel				$ 46,395	$ 0	$ 60,115
Impairment loss				200,657	50,565	0
Four dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss				$ 179,186
Navios Magellan
Property Plant And Equipment [Line Items]
Disposal date				Dec. 31, 2018
Year Built				2000
Vessel capacity in DWT				74,333 dwt
Vessel sale price				$ 6,950
Vessel impairment loss				5,402
Capitalized Cost, Impairment Loss				$ 726
Navios Mars
Property Plant And Equipment [Line Items]
Date of delivery				Jan. 12, 2016
Year Built				2016
Vessel capacity in DWT				181,259 dwt
Vessel acquisition cost	$ 55,458
Navios Sphera
Property Plant And Equipment [Line Items]
Date of delivery				Jan. 12, 2016
Year Built				2016
Vessel capacity in DWT				84,872 dwt
Vessel acquisition cost	34,352
Navios Mars and Navios Sphera
Property Plant And Equipment [Line Items]
Disposal date				Aug. 31, 2018
Cash consideration for purchase of vessel	49,910
Amount of loan used to finance purchase of vessel	$ 39,900
Amount transferred to vessels' cost						$ 29,695
Vessel sale price							$ 79,000
Vessel impairment loss				$ 2,759
Navios Achilles
Property Plant And Equipment [Line Items]
Disposal date				Jul. 31, 2018
Year Built				2001
Vessel capacity in DWT				52,063 dwt
Vessel sale price								$ 8,085
Vessel impairment loss				$ 6,595
Capitalized Cost, Impairment Loss				$ 584
Navios Herakles
Property Plant And Equipment [Line Items]
Disposal date				Mar. 31, 2018
Year Built				2001
Vessel capacity in DWT				52,061 dwt
Vessel sale price									$ 7,682
Vessel impairment loss				$ 6,715
Capitalized Cost, Impairment Loss				$ 481
One dry bulk vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss					$ 32,930
Navios Ionian
Property Plant And Equipment [Line Items]
Disposal date				Jun. 16, 2017
Year Built				2000
Vessel capacity in DWT				52,067 dwt
Vessel sale price											$ 5,280
Vessel impairment loss				$ 9,098
Capitalized Cost, Impairment Loss				$ 551
Navios Horizon
Property Plant And Equipment [Line Items]
Disposal date				Jul. 13, 2017
Year Built				2001
Vessel capacity in DWT				50,346 dwt
Vessel sale price										$ 6,548
Vessel impairment loss				$ 5,141
Capitalized Cost, Impairment Loss				$ 495
Navios Primavera
Property Plant And Equipment [Line Items]
Date of delivery				Nov. 30, 2018
Year Built				2007
Vessel capacity in DWT				53,464 dwt
Vessel acquisition cost			$ 12,130
Cash consideration for purchase of vessel			$ 10,980
Navios Equator Prosper
Property Plant And Equipment [Line Items]
Year Built				2000
Vessel capacity in DWT				171,971 dwt
Vessel acquisition cost		$ 10,255
Cash consideration for purchase of vessel		$ 10,255